3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 866.422. 2114

falcoj@pepperlaw.com

February 19, 2013

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KALMAR POOLED INVESTMENT TRUST

1933 Act File No. 333-13593

1940 Act File No. 811-07853

Ladies and Gentlemen:

On behalf of Kalmar Pooled Investment Trust (the “Registrant”), enclosed for filing is Post-Effective Amendment No. 22 (“Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) to (i) reflect the adoption of a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”); (ii) designate the currently outstanding shares of the Fund as “Investor Class” shares; and (iii) register for offering and sale two additional classes of shares of the Fund under the 1933 Act to be designated as “Adviser/Service” Class shares and “Institutional Class” shares. Investor Class and Adviser/Service Class shares will be subject to non-Rule 12b-1 shareholder service plans that permit the payment of shareholder service fees of up to 0.25% and 0.10% of the Investor Class’ and Adviser/Service Class’ average daily net assets, respectively. A subsequent amendment to the Registration Statement will be filed pursuant to Rule 485(b) under the Act to bring financial statements of the Registrant up to date and to reflect certain non-material changes.

Accompanying this letter and the Amendment is a written request for acceleration pursuant to Rule 461 under the 1933 Act by the Registrant and Foreside Funds Distributor LLC, the Registrant’s principal underwriter, requesting that the Commission declare the Amendment effective at 8:00 a.m. on Monday, April 1, 2013. Since the Registrant and its principal

U.S. Securities and Exchange Commission

February 19, 2013

underwriter are making an acceleration request pursuant to Rule 461 of the Act, the Registrant has agreed to and disclosed the undertaking required by Rule 484 of the Act.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4659) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,
/s/ John P. Falco
John P. Falco

cc:	Mr. Ford B. Draper, Jr.

Ms. Kimberly Portmann

Diane J. Drake, Esq.

Joseph V. Del Raso, Esq.

John M. Ford, Esq.